Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 671,091	$ 798,623
Prepaid expenses	208,156	43,354
TOTAL CURRENT ASSETS	879,247	841,977
Equipment - net		296
TOTAL ASSETS	879,247	842,273
CURRENT LIABILITIES
Accounts payable and accrued expenses	571,517	865,047
Derivative liability	83,670	332,222
TOTAL CURRENT LIABILITIES	655,187	1,197,269
PIK convertible notes payable, net of debt discount	1,081,384	174,821
PIK convertible notes payable, net of debt discount - related parties	292,412	104,549
TOTAL LIABILITIES	2,028,983	1,476,639
STOCKHOLDERS' DEFICIT
Preferred stock value
Common stock, $.0001 par value, 100,000,000 shares authorized, 10,360,480 and 10,261,419 shares issued and outstanding at December 31, 2020, and December 31, 2019	1,036	1,026
Additional paid-in-capital	16,719,749	14,687,172
Accumulated deficit	(17,698,936)	(15,150,201)
Accumulated other comprehensive loss	(171,586)	(172,364)
TOTAL STOCKHOLDERS' DEFICIT	(1,149,736)	(634,366)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	879,247	842,273
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	$ 1	$ 1